Basis of preparation and material accounting policies	9 Months Ended
Sep. 30, 2025
Accounting Policies, Changes In Accounting Estimates and Errors [Abstract]
Basis of preparation and material accounting policies	Basis of preparation and material accounting policies
Basis of preparation
The accompanying condensed consolidated interim financial statements are presented in conformity with International Financial Reporting Standards (“IFRS Accounting Standards”) as issued by International Accounting Standard Board (“IASB”), and include the accounts of DDI and its controlled subsidiaries. All intercompany transactions, balances, and unrealized gains or losses have been eliminated. Our unaudited condensed consolidated interim financial statements include all adjustments of a normal, recurring nature necessary for the fair statement of the results for the interim periods presented. The results for the interim period presented are not necessarily indicative of those for the full year. The condensed consolidated interim financial statements should be read in conjunction with our consolidated financial statements for the year ended December 31, 2024.
Use of estimates
The preparation of financial statements in conformity with IFRS requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures. We base our estimates and assumptions on current facts, historical experience, and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and the actual results, future operating results may be affected.
The significant accounting estimates and assumptions used in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual consolidated financial statements for the year ended December 31, 2024, except for the estimation method used in determining income tax expense and those newly applied in relation to the business combination during the interim period ended September 30, 2025.
The income tax expense for the interim period is calculated by applying the estimated average annual effective tax rate to the profit before tax for the period.
Accounting policies
The accounting policies applied in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the preparation of the consolidated financial statements as of and for the year ended December 31, 2024, except for the adoption of new standards or interpretations effective from January 1, 2025.
New standards and interpretations adopted during the interim period
Amendments to IAS 21 - Lack of Exchangeability
The amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates will require the application of a consistent approach when assessing whether a currency can be exchanged for another currency and, when it cannot, determining the exchange rate to be used, and the related disclosures. The amendments are effective for annual reporting periods beginning on or after January 1, 2025, with earlier adoption permitted. The adoption of these amendments does not have a material impact on the Company’s condensed consolidated interim financial statements.